Right-of-use assets	12 Months Ended
Dec. 31, 2021
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

	Properties	Equipment	Total
Year ended December 31, 2020
Opening net book amount	496,126	47,214	543,340
Additions	27,612	—	27,612
Depreciation charge	(333,714)	(25,760)	(359,474)
Effect of lease modifications	434,150	—	434,150
Disposals	(72,504)	—	(72,504)
Exchange differences	(7,780)	—	(7,780)
Closing net book amount	543,890	21,454	565,344

As of December 31, 2020	Properties	Equipment	Total
Cost	1,111,338	71,168	1,182,506
Accumulated depreciation	(567,448)	(49,714)	(617,162)
Net book value	543,890	21,454	565,344

	Properties	Equipment	Total
Year ended December 31, 2021
Opening net book amount	543,890	21,454	565,344
Additions	2,000	—	2,000
Depreciation charge	(294,389)	(26,026)	(320,415)
Effect of lease modifications	208,902	17,676	226,578
Disposals	(4,216)	—	(4,216)
Exchange differences	698	—	698
Closing net book amount	456,885	13,104	469,989

	Properties	Equipment	Total
As of December 31, 2021
Cost	1,298,569	88,844	1,387,413
Accumulated depreciation	(841,684)	(75,740)	(917,424)
Net book value	456,885	13,104	469,989

For the year ended December 31, 2021, the Group recorded a depreciation charge of CHF 253,166 (2020: CHF 291,107) as part of research and development expenses and CHF 67,249 (2020: CHF 68,367) as part of general and administration expenses. For the same period, the total cash outflows for the principal element of lease payment amounted to CHF 309,617 and CHF 367,412 respectively.The maturity analysis of lease liabilities is presented under note 3.2.